Long-term debt: (Tables)	12 Months Ended
Dec. 31, 2020
Long-term debt:
Schedule of long-term debt

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

Performance	6.75%

At December 31, 2019 the integration of the debt is shown as follows:

	Credit line	Interest	Credit line		Interest		Term				Fair
	used in thousand USD	in USD	in pesos		in pesos		Short		Long		value

Loan	$400,000	$10,152	Ps.	6,843,134	Ps.	(43,193)	Ps.	311,372	Ps.	6,488,569	Ps.	7,082,022

At December 31, 2020 the integration of the debt is shown as follows:

	Credit line	Interest	Credit line		Interest		Term				Fair
	used in thousand USD	in USD	in pesos		in pesos		Short		Long		value

Loan	$400,000	$10,577	Ps.	7,011,281	Ps.	(39,105)	Ps.	330,235	Ps.	6,641,941	Ps.	7,697,476